CONVERTIBLE NOTE	12 Months Ended
Dec. 31, 2022
Security Matters Limited [Member]
Guarantor and Issuer, Guaranteed Security [Line Items]
CONVERTIBLE NOTE

NOTE 6 – CONVERTIBLE NOTE:

In May 2022, the Company issued 828,240 convertible notes (the “Convertible Notes”), with a face value of AUD 1 (USD 0.7) per each Convertible Note, for an aggregate amount of AUD 828 thousand (569). The Convertible Notes have a maturity date of six months from issuance date. The conversion price is as follows: (i) if the Company executes a binding agreement for an M&A transaction or receives USD 20 million or more in return for the issuance of shares on or before December 31, 2022, the principal amount of each Convertible Note will automatically be converted into shares in the Company. The issuance price per share will be calculated at a 20% discount to the higher of the offer price or price paid by the investors participating in the qualified transaction, as such term is defined in the Convertible Notes agreement, subject to a floor cap of no lower than AUD 0.15 (USD 0.11) per share. In July 2022, the Company entered into a Business Combination Agreement that will be subject to de-listing of the Company’s ordinary share capital from the Australian Stock Exchange following receiving an Australian court approval of the future merger (ii) if the Company has not executed a binding agreement for a qualified transaction until December 31, 2022, the Convertible Notes balance will automatically convert into ordinary shares at that date. The issuance price per share will be calculated at a 20% discount to the 5-21 day volume weighted average price to December 31, 2022, as such term is defined in the Convertible Notes agreement, subject to a cap of no lower than AUD 0.15 (USD 0.11) per share, and on December 31, 2022 the investors will also be issued unlisted two year options on a 1:2 basis with an exercise price of AUD 0.45 (USD 0.32) per share.. As of December 31, 2022, the Convertible Note amounted to 563.

In July 2022, an amendment to the Convertible Notes agreements was signed between the Company and the investors which prescribes a cancellation of the Convertible Notes and replacing them with the issuance of 1,000,000 ordinary shares of the Company (with the occurrence of the Business Combination).

On March 7, 2023, the Convertible Notes were converted to 1,000,000 ordinary shares of the Company.